Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Beginning of year	$ 1,187	$ 1,075
Decrease related to prior years' positions	(113)
Increase related to current year positions		112
Balance at December 31	$ 1,074	$ 1,187